DEPOSITS AND ADVANCES (Tables)	12 Months Ended
Mar. 31, 2025
Deposits And Advances
SCHEDULE OF DEPOSITS AND ADVANCES
	As of March 31, 2025 ($)	As of March 31, 2024 ($)
Prepaid expense and other current assets	607,464	535,021
Advance to Suppliers	1,077,173	383,703
Advance to employees	-	-

Total	1,684,637	918,724